Schedule of Investments (unaudited)
January 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	267	$ 57,357
Auto Components — 0.9%
Lear Corp.	318	46,358
Automobiles — 2.1%
General Motors Co.	2,687	105,653
Banks — 10.2%
Citigroup, Inc.	2,546	132,952
Citizens Financial Group, Inc.	2,080	90,106
Comerica, Inc.	938	68,765
JPMorgan Chase & Co.	639	89,434
Wells Fargo & Co.	2,876	134,798
		516,055
Capital Markets — 3.4%
Charles Schwab Corp.	600	46,452
Goldman Sachs Group, Inc.	70	25,607
Invesco Ltd.	1,697	31,411
Morgan Stanley	690	67,158
		170,628
Chemicals — 1.9%
PPG Industries, Inc.	729	95,018
Communications Equipment — 3.1%
Ciena Corp.(a)	549	28,559
Cisco Systems, Inc.	2,608	126,931
		155,490
Containers & Packaging — 1.5%
Sealed Air Corp.	1,367	74,857
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	3,105	129,075
Electric Utilities — 1.7%
Exelon Corp.	2,006	84,633
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(a)	262	82,839
Food Products — 3.6%
Kraft Heinz Co.	2,214	89,734
Mondelez International, Inc., Class A	1,410	92,270
		182,004
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	2,371	108,331
Health Care Providers & Services — 9.4%
Cardinal Health, Inc.	1,270	98,107
Cigna Corp.	397	125,718
Elevance Health, Inc.	198	98,998
Laboratory Corp. of America Holdings	590	148,751
		471,574
Household Durables — 2.9%
Newell Brands, Inc.	3,046	48,614
Panasonic Holdings Corp.	10,300	95,516
		144,130
Household Products — 1.3%
Reckitt Benckiser Group PLC	905	64,491
Insurance — 9.2%
American International Group, Inc.	2,088	132,003
Fidelity National Financial, Inc., Class A	918	40,420
First American Financial Corp.	766	47,392
Security	Shares	Value
Insurance (continued)
Prudential PLC	5,496	$ 91,317
Willis Towers Watson PLC	594	150,989
		462,121
IT Services — 5.7%
Cognizant Technology Solutions Corp., Class A	2,060	137,505
Fidelity National Information Services, Inc.	1,432	107,457
Visa, Inc., Class A	191	43,970
		288,932
Life Sciences Tools & Services — 1.4%
Avantor, Inc.(a)	2,890	69,071
Machinery — 2.4%
Komatsu Ltd.	3,900	95,841
Pentair PLC	490	27,136
		122,977
Media — 1.6%
Comcast Corp., Class A	2,010	79,094
Metals & Mining — 0.9%
Newmont Corp.	894	47,319
Multiline Retail — 1.9%
Dollar Tree, Inc.(a)	646	97,016
Multi-Utilities — 1.8%
Public Service Enterprise Group, Inc.	1,491	92,338
Oil, Gas & Consumable Fuels — 8.0%
Cheniere Energy, Inc.	517	78,992
EQT Corp.	1,593	52,043
Hess Corp.	273	40,994
Shell PLC	4,300	126,239
Woodside Energy Group Ltd.	4,021	104,119
		402,387
Pharmaceuticals — 6.1%
AstraZeneca PLC	824	107,954
Eli Lilly & Co.	70	24,090
Novo Nordisk A/S, ADR	364	50,516
Sanofi	1,290	126,323
		308,883
Professional Services — 1.0%
Robert Half International, Inc.	576	48,361
Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A(a)	855	73,111
Road & Rail — 1.7%
Norfolk Southern Corp.	357	87,754
Software — 2.1%
Microsoft Corp.	422	104,576
Technology Hardware, Storage & Peripherals — 1.9%
Western Digital Corp.(a)	2,134	93,789
Textiles, Apparel & Luxury Goods — 1.9%
Gildan Activewear, Inc.	1,991	62,378
Ralph Lauren Corp., Class A	286	35,421
		97,799
Total Long-Term Investments — 98.6% (Cost: $5,005,530)		4,964,021

Schedule of Investments (unaudited)  (continued)
January 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(b)(c)	55,901	$ 55,901
Total Short-Term Securities — 1.1% (Cost: $55,901)		55,901
Total Investments — 99.7% (Cost: $5,061,431)		5,019,922
Other Assets Less Liabilities — 0.3%		14,733
Net Assets — 100.0%		$ 5,034,655
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 101,438	$ —	$ (45,537)(a)	$ —	$ —	$ 55,901	55,901	$ 991	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	12(a)	—	(12)	—	—	—	15(c)	—
				$ (12)	$ —	$ 55,901		$ 1,006	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
January 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 57,357	$ —	$ —	$ 57,357
Auto Components	46,358	—	—	46,358
Automobiles	105,653	—	—	105,653
Banks	516,055	—	—	516,055
Capital Markets	170,628	—	—	170,628
Chemicals	95,018	—	—	95,018
Communications Equipment	155,490	—	—	155,490
Containers & Packaging	74,857	—	—	74,857
Diversified Telecommunication Services	129,075	—	—	129,075
Electric Utilities	84,633	—	—	84,633
Electronic Equipment, Instruments & Components	82,839	—	—	82,839
Food Products	182,004	—	—	182,004
Health Care Equipment & Supplies	108,331	—	—	108,331
Health Care Providers & Services	471,574	—	—	471,574
Household Durables	48,614	95,516	—	144,130
Household Products	—	64,491	—	64,491
Insurance	370,804	91,317	—	462,121
IT Services	288,932	—	—	288,932
Life Sciences Tools & Services	69,071	—	—	69,071
Machinery	27,136	95,841	—	122,977
Media	79,094	—	—	79,094
Metals & Mining	47,319	—	—	47,319
Multiline Retail	97,016	—	—	97,016
Multi-Utilities	92,338	—	—	92,338
Oil, Gas & Consumable Fuels	172,029	230,358	—	402,387
Pharmaceuticals	74,606	234,277	—	308,883
Professional Services	48,361	—	—	48,361
Real Estate Management & Development	73,111	—	—	73,111
Road & Rail	87,754	—	—	87,754
Software	104,576	—	—	104,576
Technology Hardware, Storage & Peripherals	93,789	—	—	93,789
Textiles, Apparel & Luxury Goods	97,799	—	—	97,799
Short-Term Securities
Money Market Funds	55,901	—	—	55,901
	$ 4,208,122	$ 811,800	$ —	$ 5,019,922
Portfolio Abbreviation
ADR	American Depositary Receipt
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